Note 13 - Supplemental Balance Sheet Information	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Supplemental Balance Sheet Disclosures [Text Block]
13.	Supplemental balance sheet information

Other noncurrent assets consist of the following:

	December 31,
	2022	2023
	$	$

Deductible input value-added tax	8	32
Others	339	332

Total	347	364

Other current liabilities consist of the following:

	December 31,
	2022	2023
	$	$

Compensation related	1,330	1,429
Professional services	6	52
Income tax and other taxes payable	32	16
Others	116	91

Total	1,484	1,588

Other noncurrent liabilities consist of the following:

	December 31,
	2022	2023
	$	$

Compensation related	85	112
Income tax payable	3,240	3,238
Other taxes payable	336	355

Total	3,661	3,705

BEYONDSPRING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(Amounts in thousands of U.S. Dollars (“$”) and Renminbi (“RMB”),

except for number of shares and per share data)